Trade Receivables - External Customers - Summary of Net Trade Receivables (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Trade Receivables Line Item
Net trade receivables	$ 22,853,115	$ 10,162,246
External Customers
Trade Receivables Line Item
Gross trade receivables	26,961,682	10,301,202
Less: Impairment loss allowance of trade receivables	(4,108,567)	(138,956)
Net trade receivables	$ 22,853,115	$ 10,162,246